LEASES - Finance leases - Gross difference (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Maturities of finance leases
Total lease payments	$ 163,734
Less: imputed interest	22,214
Present value of lease liabilities	$ 141,520	$ 186,393
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities